Employee benefits - Pension and other post-employment benefits - Maturity Profile of Defined Benefit Pension Plan Obligation (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($) Participants
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	73,584
Actual benefit payments 2020	$ 846
Benefits expected to be paid 2021	673
Benefits expected to be paid 2022	694
Benefits expected to be paid 2023	714
Benefits expected to be paid 2024	735
Benefits expected to be paid 2025	754
Benefits expected to be paid 2026-2030	$ 4,007
Weighted average duration of defined benefit payments	16 years 4 months 24 days
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	68,128
Actual benefit payments 2020	$ 571
Benefits expected to be paid 2021	640
Benefits expected to be paid 2022	659
Benefits expected to be paid 2023	679
Benefits expected to be paid 2024	699
Benefits expected to be paid 2025	717
Benefits expected to be paid 2026-2030	$ 3,821
Weighted average duration of defined benefit payments	16 years 1 month 6 days
Foreign countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	5,456
Actual benefit payments 2020	$ 275
Benefits expected to be paid 2021	33
Benefits expected to be paid 2022	35
Benefits expected to be paid 2023	35
Benefits expected to be paid 2024	36
Benefits expected to be paid 2025	37
Benefits expected to be paid 2026-2030	$ 186
Weighted average duration of defined benefit payments	21 years 4 months 24 days